UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/08

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             May 5, 2008
[Signature]			[City, State]			   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    29
Form 13F Information Table Value Total:             $ 107,260
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/08



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

AFFYMETRIX INC.	     COMM STK	   00826T108    3,987	  229,000   SH		SOLE		   229,000   0	      0
AKAMAI
  TECHNOLOGIES INC   COMM STK	   00971T101	5,069	  180,000   SH		SOLE		   180,000   0	      0
ANALOG DEVICES INC   COMM STK	   032654105	3,690	  125,000   SH		SOLE		   125,000   0	      0
APPLE INC	     COMM STK	   037833100	3,731	   26,000   SH		SOLE		    26,000   0	      0
ARIBA INC	     COMM STK	   04033V203	5,313	  550,000   SH		SOLE		   550,000   0	      0
BLUE COAT
  SYSTEMS INC	     COMM STK	   09534T508	3,526	  160,000   SH		SOLE		   160,000   0	      0
BROADCOM CORP	     CL A	   111320107	2,120	  110,000   SH		SOLE		   110,000   0	      0
CISCO SYS INC	     COMM STK	   17275R102	2,409	  100,000   SH		SOLE		   100,000   0	      0
CITRIX SYS INC	     COMM STK	   177376100	4,106	  140,000   SH		SOLE		   140,000   0	      0
CONCUR
  TECHNOLOGIES INC   COMM STK	   206708109	2,484	   80,000   SH		SOLE		    80,000   0	      0
F5 NETWORKS INC	     COMM STK	   315616102	3,452	  190,000   SH		SOLE		   190,000   0	      0
FOCUS MEDIA
  HLDG LTD	     SPONSORED ADR 34415V109	2,461	   70,000   SH		SOLE		    70,000   0	      0
GENOMIC HEALTH INC   COMM STK	   37244C101	6,328	  335,000   SH		SOLE		   335,000   0	      0
GOOGLE INC	     COMM STK	   38259P508	5,506	   12,500   SH		SOLE		    12,500   0	      0
INFINERA CORPORATION COMM STK	   45667G103	5,100	  425,000   SH		SOLE		   425,000   0	      0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	   45885A300	4,960	1,000,000   SH		SOLE		 1,000,000   0	      0
JUNIPER NETWORKS     COMM STK	   48203R104	2,250	   90,000   SH		SOLE		    90,000   0	      0
LOOPNET INC	     COMM STK	   543524300	2,032	  160,000   SH		SOLE		   160,000   0	      0
MAKO SURGICAL CORP   COMM STK	   560879108	1,555	  173,000   SH		SOLE		   173,000   0	      0
NEUROMETRIX INC.     COMM STK	   641255104	368	  202,199   SH		SOLE		   202,199   0	      0
PALM INC	     COMM STK	   696643105	6,000	1,200,000   SH		SOLE		 1,200,000   0	      0
QUALCOMM INC	     COMM STK	   747525103	2,665	   65,000   SH		SOLE		    65,000   0	      0
RESEARCH IN
  MOTION LTD	     COMM STK	   760975102	9,876	   88,000   SH		SOLE		    88,000   0	      0
SALESFORCE.COM INC   COMM STK	   79466L302	2,604	   45,000   SH		SOLE		    45,000   0	      0
SKILLSOFT PLC	     SPONSORED ADR 830928107	2,618	  250,000   SH		SOLE		   250,000   0	      0
SUNPOWER CORP 	     COM CL A 	   867652AA7	2,608	   35,000   SH		SOLE		    35,000   0	      0
SUNTECH PWR
  HLDGS CO LTD	     ADR	   86800c104	2,636	   65,000   SH		SOLE		    65,000   0	      0
VMWARE INC	     CL A COM	   928563402	2,141	   50,000   SH		SOLE		    50,000   0	      0
VOLTERRA
  SEMICONDUCTOR COP  COMM STK	   92870B106	5,665	  500,000   SH		SOLE		   500,000   0	      0


GRAND TOTAL				     $107,260

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